Cover	May 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2026
Entity File Number	001-42494
Entity Registrant Name	CLOUDASTRUCTURE, INC.
Entity Central Index Key	0001709628
Entity Tax Identification Number	87-0690564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 El Camino Real,
Entity Address, Address Line Two	Bldg 4, Ste 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	(650)
Local Phone Number	644-4160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CSAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false